UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            May 17, 2010
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13


Form 13F Information Table Value Total:    186,349 (thousands)

List of Other Included Managers:           None

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  A123 SYSTEMS                   COMMON STOCK     03739T108      343    25000 SH       SOLE                  25000        0       0
  BAIDU  ADR                     ADRS STOCKS      056752108    35820    60000 SH       SOLE                  60000        0       0
  COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102    53529  1050000 SH       SOLE                1050000        0       0
  DISCOVERY COMMUNICATIONS       COMMON STOCK     25470F104    11827   350000 SH       SOLE                 350000        0       0
  KOREA ELECTRIC PWR             ADRS STOCKS      500631106     1624   100000 SH       SOLE                1000000        0       0
  MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100    23673   650000 SH       SOLE                 650000        0       0
  NET SERVICOS DE COMUNICACAO    ADRS STOCKS      64109T201    11008   850000 SH       SOLE                 850000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    29031   339500 SH       SOLE                 339500        0       0
  NTT DOCOMO INC                 ADRS STOCKS      62942M201     178     11700 SH       SOLE                  11700        0       0
  SIRIUS XM RADIO                COMMON STOCK     82967N108     174    200000 SH       SOLE                 200000        0       0
  SK TELECOM LTD                 ADRS STOCKS      78440P108     518     30000 SH       SOLE                  30000        0       0
  VANCEINFO TECHNOLOGIES         ADRS STOCKS      921564100    2229    100000 SH       SOLE                 100000        0       0
  VIRGIN MEDIA INC               COMMON STOCK     92769L101   16397    950000 SH       SOLE                 950000        0       0